Loans (Recorded Investment By Loan Grade) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	$ 76,434	$ 137,163
6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	30,184	103,559
Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	188,572	251,948
Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,151,649	2,316,438
Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,446,839	2,809,108
Vision Commercial Land And Development [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	3,102	10,220
Vision Commercial Land And Development [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans		7,941
Vision Commercial Land And Development [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	25,761	87,424
Vision Commercial Land And Development [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,771	66,031
Vision Commercial Land And Development [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	31,634	171,616
Remaining Commercial [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	6,982	14,021
Remaining Commercial [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	8,311	39,062
Remaining Commercial [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	25,912	27,080
Remaining Commercial [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	115,242	116,152
Remaining Commercial [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	156,447	196,315
Residential Real Estate - Commercial [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	17,120	29,206
Residential Real Estate - Commercial [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	3,785	18,117
Residential Real Estate - Commercial [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	44,276	60,227
Residential Real Estate - Commercial [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	331,748	358,756
Residential Real Estate - Commercial [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	396,929	466,306
Commercial, Financial, and Agricultural [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	11,785	26,322
Commercial, Financial, and Agricultural [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	7,628	11,447
Commercial, Financial, and Agricultural [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	40,645	19,276
Commercial, Financial, and Agricultural [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	686,860	683,743
Commercial, Financial, and Agricultural [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	746,918	740,788
Commercial Real Estate [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	37,445	57,394
Commercial Real Estate [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	10,460	26,992
Commercial Real Estate [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	51,978	57,941
Commercial Real Estate [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	1,012,926	1,089,093
Commercial Real Estate [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	1,112,809	1,231,420
Leases [Member] | 5 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans
Leases [Member] | 6 Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans
Leases [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans
Leases [Member] | Pass Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	2,102	2,663
Leases [Member] | Recorded Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial Loans	$ 2,102	$ 2,663